RELATED PARTIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 16, 2014	Dec. 31, 2014	Dec. 31, 2013
Private Placement [Member] | Stock Purchase And Registration Rights Agreement [Member]
Related Party Transaction [Line Items]
Shares Issued, Price Per Share	$ 1.25
Stock Issued During Period, Shares, Other	4,000,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		150,000
Stock Granted, Value, Share-based Compensation, Gross		$ 210
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.93
Vice Chairman of the Board [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		350,000
Stock Granted, Value, Share-based Compensation, Gross		329
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.93
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Dec. 15, 2014
Mr Darwish’s [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		223,000
Stock Granted, Value, Share-based Compensation, Gross		103
Mr Shai Novik [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		75,000
Stock Granted, Value, Share-based Compensation, Gross		35
Mr Shai Novik [Member] | Private Placement [Member] | Stock Purchase And Registration Rights Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Shares Issued		335,000
Related Party Transactions, Value of Shares Issued		419
Mr Sasson Darwish [Member] | Private Placement [Member] | Stock Purchase And Registration Rights Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transactions, Shares Issued		160,000
Related Party Transactions, Value of Shares Issued		200
Mr Ram Shaffir [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		75,000
Stock Granted, Value, Share-based Compensation, Gross		35
Mr Ram Shaffir [Member] | Private Placement [Member] | Merger [Member]
Related Party Transaction [Line Items]
Shares Issued, Price Per Share			$ 1.25
Warrants Exercise Price			$ 1.25
Related Party Transactions, Shares Issued			400,000
Related Party Transactions, Value of Shares Issued			500
Stock Issued During Period Shares Common Stock And Warrants Net Of Expenses			2,490,000
Mr. Yuval Bar-Gil [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		12 months
Stock Granted, Value, Share-based Compensation, Gross		22
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.46
Restricted Stock [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			300,000
Restricted Stock [Member] | Mr Shai Novik [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			12 months
Stock Granted, Value, Share-based Compensation, Gross			280
Consulting Agreement [Member]
Related Party Transaction [Line Items]
Consummation Of Financing Minimum Amount		6,000
Percentage of Cash Bonus		25.00%
Consulting Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Officers Compensation		180
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		150,000
Stock Issued During Period, Value, Share-based Compensation, Gross		141
Consulting Agreement [Member] | Chief Scientific Officer [Member]
Related Party Transaction [Line Items]
Officers Compensation		100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		350,000
Stock Issued During Period, Value, Share-based Compensation, Gross		491
Consulting Agreement [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Officers Compensation		50
Base Compensation		120
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		50,000
Stock Issued During Period, Value, Share-based Compensation, Gross		70
Consulting Agreement [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			200,000
Stock Issued During Period, Value, Share-based Compensation, Gross			187
Consulting Agreement [Member] | Restricted Stock [Member] | Chief Technology Officer [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			300,000
Stock Issued During Period, Value, Share-based Compensation, Gross			$ 280